UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03207

General Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/2020

FORM N-CSR

Item 1.          Reports to Stockholders.

General Money Market Fund, Inc.

SEMIANNUAL REPORT

May 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2019 through May 31, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stock markets performed well over the last month of 2019. Accommodative policies from the U.S. Federal Reserve (the “Fed”), paired with healthy U.S. consumer spending, helped support valuations. Markets were further supported by a December announcement that the first phase of a trade deal with China was in process. U.S. equity markets reached new highs during the final month of 2019. However, the euphoria was short-lived, as concerns over the spread of COVID-19 roiled markets during the first several months of 2020. As the virus spread across the globe, concerns about the economic effects of a widespread quarantine worked to depress equity valuations. Stocks posted historic losses in March 2020, but regained ground in April and May.

In fixed-income markets, interest rates were heavily influenced by changes in Fed policy and investor concern over COVID-19. As stocks rallied in December 2019, Treasury bond prices declined, and rates across much of the yield curve rose until early in 2020, when the threat posed by COVID-19 began to emerge. A flight-to-quality ensued, and rates fell significantly. March 2020 brought high volatility and risk-asset spread widening. The Fed cut rates twice in March, resulting in an overnight lending target rate of nearly zero, and the government launched a large stimulus package. In April and May 2020, risk-asset prices recovered some of their prior losses, as investors turned their attention toward a possible economic recovery. Investment-grade bonds generally posted positive returns for the period.

We believe the near-term outlook for the U.S. will be challenging, as the country curbs the spread of COVID-19 and determines a path forward for recovery. However, we are confident that once the economic effects of the virus have been mitigated, the economy will rebound. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2019 through May 31, 2020, as provided by Bernard W. Kiernan, Jr., Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2020, General Money Market Fund, Inc.’s Class A shares produced an annualized yield of 0.51%, Class B shares yielded 0.45%, and Dreyfus Class shares yielded 0.71%. Taking into account the effects of compounding, the fund’s Class A shares, Class B shares and Dreyfus Class shares produced annualized effective yields of 0.52%, 0.46% and 0.72%, respectively.1

Yields of money market instruments declined over the reporting period as the Federal Reserve Board (the “Fed”) reduced short-term interest rates twice in response to the COVID-19 pandemic.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. The fund’s investments are concentrated in the banking industry, because the fund normally invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Economy Shows Signs of Recovery from the COVID-19 Pandemic

As global economic growth became increasingly sluggish in 2019, investors became concerned that it would threaten U.S. business activity, and late in the year, the Fed implemented three rate reductions. These reductions, which occurred prior to the reporting period, brought the federal funds rate to a range of 1.50%–1.75%.

Other major central banks also shifted to, or continued, stimulative policies. The European Central Bank reduced short-term interest rates and reimplemented quantitative easing, while the Bank of Japan remained accommodative, and China continued to add economic stimulus. Signs of improvement appeared toward the end of 2019, and geopolitical concerns also waned somewhat. The election in the UK resolved the Brexit issue, and a “Phase One” trade deal eased an impasse between the U.S. and China.

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

For the full year, the U.S. economy experienced steady growth, though at a slower pace than in 2018. Gross domestic product (“GDP”) rose 2.3% in 2019, down from 2.9% for 2018. But with the emergence of COVID-19 early in 2020, the global and the U.S. economies contracted sharply. U.S. GDP shrank by -5.0% in the first quarter of 2020.

In addition, monthly data suggested that the economic contraction could be greater in the second quarter 2020. Retail sales, which make up a large portion of the economy, shrank by -19.9% in April 2020 from April 2019 and by -14.7% from March 2020.

The labor market remained healthy until late in the reporting period. The unemployment rate stayed between 3.5% and 3.7% until March 2020, when it rose to 4.4%. Job growth also remained robust until March 2020, when 1.4 million jobs were lost. In April 2020, job losses continued, amounting to 20.7 million and causing the unemployment rate to jump to 14.7%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (“CARES”) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed or hire them back. It also allowed businesses to use these funds to cover overhead costs.

The Fed also acted to support the economy. In March 2020, it made emergency cuts, reducing the federal funds target to 0.00%-0.25%. The CARES Act also allocated $500 billion to the Fed, mostly for the purchase of securities, and the Fed began purchasing corporate bonds and fixed-income, exchange traded funds. In April 2020, the Fed took additional actions to support the economy and markets, including an expansion of the Paycheck Protection Program Liquidity Facility, which was designed to ease lending to small businesses.

The Fed also intervened in money markets. In addition to restarting the bond-buying program known as quantitative easing, in which it buys Treasuries and mortgage-backed securities, the Fed relaunched the Commercial Paper Funding Facility, which involves direct purchases of commercial paper, thus easing pressures on large corporations that rely on this market to fund operations.

Late in the reporting period, economic activity in the U.S. began to respond to these policy steps. Retail sales rebounded by 17.7% in May 2020 versus the previous month. In addition, job creation surged in May 2020, with new jobs rising by more than 2.5 million, reducing the unemployment rate from 14.7% to 13.3%.

Inflation remained subdued during the reporting period. The core personal consumption expenditure (PCE) index, which excludes volatile food and energy prices, generally stayed near or below the Fed’s 2.0% target.

Federal Reserve Expects Low Rates through 2022

Following its June 2020 meeting, the Fed indicated that it was unlikely to raise interest rates in the near future. Although the Fed expects the U.S. economy to contract in 2020, it anticipates that it will rebound in 2021. The Fed expects unemployment to fall significantly by the end of 2020 and to decline further in 2021. Nevertheless, full economic recovery may not arrive until 2022.

The COVID-19 virus and the subsequent economic shutdown led to a freezing up of the money markets, but the Fed implemented programs designed to re-liquify the financial markets, including the Money Market Liquidity Facility. This facility provides loans in exchange for securities owned by money market mutual funds. As always, we have retained our longstanding focus on quality and liquidity.

June 15, 2020

1  Annualized, effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.

Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s short-term, corporate and asset-backed securities holdings involve credit and liquidity risks and risk of principal loss.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2019 to May 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended May 31, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$4.26	$4.30	$3.11
Ending value (after expenses)	$1,002.60	$1,002.30	$1,003.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended May 31, 2020

	Class A	Class B	Dreyfus Class
Expense paid per $1,000†	$4.29	$4.34	$3.13
Ending value (after expenses)	$1,020.75	$1,020.70	$1,021.90

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, .86% for Class B and .62% for Dreyfus Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2020 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 6.3%
Alpine Securitization	0.36	8/10/2020	25,000,000	[a,b]	24,982,986
Alpine Securitization	0.36	8/7/2020	2,000,000	[a,b]	1,998,697
Antalis	0.32	8/10/2020	11,000,000	[a,b]	10,993,156
Chariot Funding	0.46	7/27/2020	50,000,000	[a,b]	49,965,000
Charta	0.23	8/18/2020	25,000,000	[a,b]	24,987,542
Manhattan Asset Funding	0.27	8/5/2020	7,745,000	[a,b]	7,741,224
Victory Receivables Corporation	0.31	8/20/2020	55,000,000	[a,b]	54,962,111
Victory Receivables Corporation	0.27	8/7/2020	27,000,000	[a,b]	26,986,433
Total Asset-Backed Commercial Paper (cost $202,617,149)			202,617,149
Commercial Paper - 34.9%
BNZ International Funding, 3 Month LIBOR +.13%	0.58	8/10/2020	50,000,000	[a,c]	50,031,818
Caisse des Depots et Consignations	0.38	7/27/2020	100,000,000	[b]	99,942,444
Collateralized Commercial Paper FLEX Co., 3 Month LIBOR +.12%	1.49	7/6/2020	50,000,000	[a,c]	50,000,000
Collateralized Commercial Paper V Co., 3 Month LIBOR +.11%	0.54	8/13/2020	42,000,000	[c]	42,000,000
Dexia Credit Local (Government Guaranteed) New York Branch	0.32	8/21/2020	49,000,000	[a,b]	48,964,720
Dexia Credit Local (Government Guaranteed) New York Branch	0.32	8/18/2020	17,000,000	[a,b]	16,988,213
Fed Caisses Desjardins	0.23	8/11/2020	50,000,000	[a,b]	49,977,320
HSBC Bank, 3 Month LIBOR +.07%	1.52	7/2/2020	100,000,000	[a,c]	100,000,000
ING (US) Funding	0.89	12/1/2020	50,000,000	[a,b]	49,778,875
ING (US) Funding	0.28	8/21/2020	10,000,000	[a,b]	9,993,700
Royal Bank of Canada, 3 Month LIBOR +.04%	0.60	8/3/2020	75,000,000	[a,c]	75,000,000
Societe Generale	0.65	7/29/2020	125,000,000	[a,b]	124,871,111
Swedbank	1.69	6/12/2020	11,035,000	[b]	11,029,386
Swedbank	0.23	8/14/2020	40,000,000	[b]	39,981,089
Swedbank	1.70	8/20/2020	100,000,000	[b]	99,628,889
The Toronto-Dominion Bank, 1 Month LIBOR +.28%	0.45	6/24/2020	40,000,000	[a,c]	40,000,000
Toyota Motor Credit, 3 Month LIBOR +.12%	0.88	7/24/2020	100,000,000	[c]	100,000,000
Westpac Banking, 3 Month LIBOR +.03%	0.57	8/5/2020	82,000,000	[a,c]	82,002,956
Westpac Banking, 3 Month LIBOR +.15%	1.61	6/3/2020	25,000,000	[a,c]	25,000,000
Total Commercial Paper (cost $1,115,190,521)			1,115,190,521

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit - 11.0%
Bank of Montreal/Chicago II, 3 Month SOFR +.20%	0.26	6/3/2020	75,000,000	[c]	75,000,000
Canadian Imperial Bank of Commerce/New York, 1 Month EFFE +.16%	0.21	6/3/2020	50,000,000	[c]	50,000,000
Mitsubishi UFJ Trust And Banking Corp./New York	0.55	7/27/2020	76,000,000	[a]	76,000,000
Sumitomo Mitsui Banking Corp./New York	0.27	8/5/2020	50,000,000	[a]	50,000,000
Sumitomo Mitsui Banking Corp./New York	0.40	7/27/2020	100,000,000	[a]	100,000,000
Total Negotiable Bank Certificates of Deposit (cost $351,000,000)			351,000,000
Time Deposits - 23.3%
Cooperatieve Rabobank/New York	0.05	6/1/2020	155,000,000		155,000,000
Credit Industriel Et Commercial/New York	0.05	6/1/2020	60,000,000		60,000,000
KBC Bank/New York	0.06	6/1/2020	155,000,000		155,000,000
National Bank of Canada (Montreal)	0.07	6/4/2020	120,000,000		120,000,000
Natixis/New York	0.05	6/1/2020	155,000,000		155,000,000
NRW.Bank@Dusseldorf	0.07	6/5/2020	100,000,000		100,000,000
Total Time Deposits (cost $745,000,000)					745,000,000
U.S. Treasury Bills - 12.5%
U.S. Treasury Bills	0.11	6/18/2020	100,000,000	[b]	99,994,711
U.S. Treasury Bills	0.09	6/16/2020	300,000,000	[b]	299,988,750
Total U.S. Treasury Bills (cost $399,983,461)					399,983,461
Repurchase Agreements - 12.0%
ABN Amro Bank, Tri-Party Agreement thru BNY Mellon, dated 5/29/2020 due at maturity date in the amount of $51,000,255 (fully collateralized by: original par of $61,608,188, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-3.50%, due 6/20/46-5/20/50, valued at $50,198,055, original par of $1,616,895, U.S. Treasuries (including strips), 2.38%, due 5/15/27, valued at $1,821,945)	0.06	6/1/2020	51,000,000		51,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Repurchase Agreements - 12.0% (continued)
BNP Paribas, Tri-Party Agreement thru BNY Mellon, dated 5/29/2020 due at maturity date in the amount of $20,000,300 (fully collateralized by: original par of $18,579,838, Corporate Debt Securities, 5.71%-5.88%, due 1/15/24-5/1/40, valued at $20,600,000)	0.18	6/1/2020	20,000,000		20,000,000
BNP Paribas, OBFR +.25%, dated 5/21/2020 due at maturity date in the amount of $97,002,425 (fully collateralized by: original par of $95,666,380, Corporate Debt Securities, 1.80%-7.50%, due 9/10/21-6/15/35, valued at $99,910,000)	0.30	6/1/2020	97,000,000	[d]	97,000,000

Citigroup Global Markets, Tri-Party Agreement thru BNY Mellon, dated 5/29/2020 due at maturity date in the amount of $40,000,567 (fully collateralized by: original par of $197,776,767, Federal Home Loan Mortgage Corp Agency Collateralized Mortgage Obligation, 1.97%-6.02%, due 12/25/44-1/15/46, valued at $15,411,932, original par of $3,314,878, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 5.82%-5.87%, due 11/25/49-1/25/50, valued at $492,577, original par of $324,348,656, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 4.50%-6.50%, due 12/25/44-4/25/46, valued at $27,198,972, original par of $848,858, FHLMC REMIC SERIES K-062 X3 20450125 FLT Agency Collateralized Mortgage Obligation, 2.08%, due 1/25/45, valued at $96,520)

	0.17	6/1/2020	40,000,000		40,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 12.0% (continued)

Daiwa Capital Markets America, Tri-Party Agreement thru BNY Mellon, dated 5/29/2020 due at maturity date in the amount of $110,000,550 (fully collateralized by: original par of $5,182,375, Federal Home Loan Banks Agency Debentures and Agency Strips, 0.09%-5.75%, due 9/4/20-6/12/26, valued at $5,838,808, original par of $23,635,139, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%-4.50%, due 8/1/23-5/1/50, valued at $20,021,906, original par of $5,775, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%, due 7/25/23, valued at $1, original par of $72,747,691, Federal National Mortgage Association Agency Mortgage-Backed Securities, 2.00%-6.00%, due 3/1/23-3/1/52, valued at $64,300,809, original par of $27,938,036, Government National Mortgage Association Agency Mortgage-Backed Securities, 3.00%-5.00%, due 9/20/34-5/20/50, valued at $20,175,315, original par of $1,594,031, U.S. Treasuries (including strips), 0.00%-6.13%, due 1/31/21-8/15/29, valued at $1,863,161)

	0.06	6/1/2020	110,000,000	110,000,000
Goldman Sachs, Tri-Party Agreement thru BNY Mellon, dated 5/29/2020 due at maturity date in the amount of $50,000,250 (fully collateralized by: original par of $109,549,541, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-5.50%, due 10/20/40-4/20/50, valued at $51,000,000)	0.06	6/1/2020	50,000,000	50,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 12.0% (continued)
ING Financial Markets, Tri-Party Agreement thru BNY Mellon, dated 5/29/2020 due at maturity date in the amount of $15,000,250 (fully collateralized by: original par of $15,153,760, Corporate Debt Securities, 1.38%-5.30%, due 4/23/21-8/15/52, valued at $15,750,000)	0.20	6/1/2020	15,000,000	15,000,000
Total Repurchase Agreements (cost $383,000,000)				383,000,000
Total Investments (cost $3,196,791,131)			100.0%	3,196,791,131
Cash and Receivables (Net)			.0%	831,580
Net Assets			100.0%	3,197,622,711

EFFE—Effective Federal Funds Rate

LIBOR—London Interbank Offered Rate

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, these securities amounted to $1,151,225,862 or 36.0% of net assets.

b Security is a discount security. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of May 31, 2020 and changes periodically. The due date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At May 31, 2020, these securities amounted to $97,000,000 or 3.03% of net assets.

Portfolio Summary (Unaudited) †	Value (%)
Banks	69.5
U.S. Treasury Securities	12.5
Repurchase Agreements	12.0
Automobiles & Components	3.1
Diversified Financials	2.9
100.0

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $383,000,000) —Note 1(b)	3,196,791,131	3,196,791,131
Cash		1,009,121
Interest receivable		907,367
Receivable for shares of Common Stock subscribed		75,864
Prepaid expenses		488,493
		3,199,271,976
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,124,790
Payable for shares of Common Stock redeemed		88,355
Directors’ fees and expenses payable		53,211
Other accrued expenses		382,909
		1,649,265
Net Assets ($)		3,197,622,711
Composition of Net Assets ($):
Paid-in capital		3,197,458,715
Total distributable earnings (loss)		163,996
Net Assets ($)		3,197,622,711

Net Asset Value Per Share	Class A	Class B	Dreyfus Class
Net Assets ($)	58,889,301	3,131,494,546	7,238,864
Shares Outstanding	58,886,674	3,131,333,585	7,238,456
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2020 (Unaudited)

Investment Income ($):
Interest Income	20,198,614
Expenses:
Management fee—Note 2(a)	7,747,018
Shareholder servicing costs—Note 1 and Note 2(c)	4,657,091
Distribution and prospectus fees—Note 2(b)	3,164,858
Registration fees	957,066
Prospectus and shareholders’ reports	230,164
Directors’ fees and expenses—Note 2(d)	170,129
Professional fees	62,981
Custodian fees—Note 2(c)	21,685
Chief Compliance Officer fees—Note 2(c)	8,139
Miscellaneous	36,349
Total Expenses	17,055,480
Less—reduction in expenses due to undertaking—Note 2(a)	(2,392,618)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(1,291,737)
Net Expenses	13,371,125
Investment Income—Net	6,827,489
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(34,673)
Net Increase in Net Assets Resulting from Operations	6,792,816

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2020 (Unaudited)	Year Ended November 30, 2019
Operations ($):
Investment income—net	6,827,489	109,433,734
Net realized gain (loss) on investments	(34,673)	198,669
Net Increase (Decrease) in Net Assets Resulting from Operations	6,792,816	109,632,403
Distributions ($):
Distributions to shareholders:
Class A	(172,467)	(1,281,758)
Class B	(6,629,102)	(83,816,055)
Dreyfus Class	(25,920)	(24,447,285)
Total Distributions	(6,827,489)	(109,545,098)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	47,623,017	160,227,652
Class B	1,712,938,679	5,149,023,016
Dreyfus Class	4,988,719	1,576,661,980
Distributions reinvested:
Class A	166,729	1,264,290
Class B	6,486,316	80,950,689
Dreyfus Class	24,080	23,575,927
Cost of shares redeemed:
Class A	(61,935,224)	(176,611,133)
Class B	(1,412,210,892)	(8,873,803,310)
Dreyfus Class	(5,504,695)	(3,270,843,208)
Increase (Decrease) in Net Assets from Capital Stock Transactions	292,576,729	(5,329,554,097)
Total Increase (Decrease) in Net Assets	292,542,056	(5,329,466,792)
Net Assets ($):
Beginning of Period	2,905,080,655	8,234,547,447
End of Period	3,197,622,711	2,905,080,655

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
Class A Shares	May 31, 2020	Year Ended November 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.016	.012	.004	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.016)	(.012)	(.004)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.26[b]	1.63	1.25	.39	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93[c]	.89	.78	.79	.74	.74
Ratio of net expenses to average net assets	.85[c]	.88	.78	.78	.54	.22
Ratio of net investment income to average net assets	.54[c]	1.63	1.19	.39	.01	.01
Net Assets, end of period ($ x 1,000)	58,889	73,035	88,153	1,238,371	1,141,649	2,122,633

a Amount represents less than $.001 per share.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Class B Shares	May 31, 2020	Year Ended November 30,
(Unaudited)		2019	2018	2017	2016	2015
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.014	.010	.002	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.014)	(.010)	(.002)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.23[b]	1.44	1.00	.18	.01	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.11[c]	1.07	1.07	1.07	1.04	1.03
Ratio of net expenses to average net assets	.86[c]	1.02	1.02	.99	.55	.22
Ratio of net investment income to average net assets	.44[c]	1.49	.98	.17	.01	.01
Net Assets, end of period ($ x 1,000)	3,131,495	2,824,333	6,468,059	7,201,871	8,190,050	12,781,019

a Amount represents less than $.001 per share.
b Not annualized.
c Annualized.
See notes to financial statements.

Six Months Ended
Dreyfus Class Shares	May 31, 2020	Year Ended November 30,
	(Unaudited)	2019	2018	2017	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.019	.014	.005	.000[b]	-
Distributions:
Dividends from investment income—net	(.004)	(.019)	(.014)	(.005)	(.000)[b]	-
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.36[c]	1.88	1.44	.49	.03	.00[d,e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64[e]	.56	.64	.62	.71	.54[e]
Ratio of net expenses to average net assets	.62[e]	.56	.64	.62	.62	.22[e]
Ratio of net investment income to average net assets	.75e	2.02	1.80	.71	.03	-
Net Assets, end of period ($ x 1,000)	7,239	7,713	1,678,336	848	61	40

a From September 1, 2015 (commencement of initial offering) to November 30, 2015.

b Amount represents less than $.001 per share.

c Not annualized.

d Amount represents less than .01%.

e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 42.5 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class A (7 billion shares authorized), Class B (28.5 billion shares authorized) and Dreyfus Class (7 billion shares authorized). Class A, Class B and Dreyfus Class shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Dreyfus Class shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2020, sub-accounting service fees amounted to $757,088 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	3,196,791,131
Level 3 - Significant Unobservable Inputs	-
Total	3,196,791,131
† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended May 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2019 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2019 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no reduction in expenses pursuant to the Agreement.

The Adviser has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $2,392,618 during the period ended May 31, 2020.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2020, Class B shares were charged $3,164,858 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A and Dreyfus Class (the “Reimbursement Shareholder Services Plan”), Class A and Dreyfus Class shares reimburse the Distributor at an amount not to exceed an annual rate of .05% for Class A shares and .25% for Dreyfus Class shares, respectively, of the value of the average daily net assets of their shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2020, Class A and Dreyfus Class shares were charged $24,710 and $0, respectively, pursuant to the Reimbursement Shareholder Services Plan.

The Adviser and the Distributor have undertaken that if, in any fiscal year of the fund, the “total charges against net assets to provide for sales related expenses and/or service fee” (calculated as provided for in FINRA Rule 2341 Section (d)) exceed .25% of the value of the Class A and Dreyfus Class shares average net assets for such fiscal year, the Class A and Dreyfus Class shares may deduct from the payments to be made to the Distributor, or the Adviser will bear, such excess expense. During the period ended May 31, 2020, there was no reduction in expenses pursuant to the undertaking.

Under the non-Rule 12b-1 Shareholder Services Plan (the “Class A Compensation Shareholder Services Plan”), the fund pays the Distributor for advertising, marketing and for the provision of certain services to the holders of Class A shares. Class A will pay the Distributor .20% of the value of its average daily net assets. These services include answering shareholder inquiries regarding the fund and providing reports and other information and services related to the maintenance of shareholder accounts. Under the Compensation Shareholder Services Plan, the Distributor may make payments to Service Agents with respect to these services. The amount paid under the Compensation Shareholder Services Plan for Servicing is intended to be a “service fee” as defined under the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), and at no time will such amount exceed the maximum amount permitted to be paid under the FINRA Conduct Rules as a service fee. The fees payable under the Service Plan are payable without regard to actual expenses occurred. During the period ended May 31, 2020, Class A shares

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

were charged $63,295 pursuant to the Class A Compensation Shareholder Services Plan.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2019 through May 31, 2020 to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1.02% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2020, Class B shares were charged $3,785,713 pursuant to the Class B Compensation Shareholder Services Plan, of which $1,291,737 was reimbursed by the Adviser.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statements of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2020, the fund was charged $21,119 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2020, the fund was charged $21,685 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2020, the fund was charged $1,177 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2020, the fund was charged $8,139 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $1,370,147, Distribution Plan fees of $537,068, Shareholder Services Plans fees of $815,508, custodian fees of $31,000, Chief Compliance Officer fees of $3,130 and transfer agency fees of $6,180, which are offset against an expense reimbursement currently in effect in the amount of $1,638,243.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

For More Information

General Money Market Fund, Inc.
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GMMXX Class B: GMBXX Dreyfus Class: GMGXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2020 BNY Mellon Securities Corporation 0196SA0520

Item 2.          Code of Ethics.

                      Not applicable.

Item 3.          Audit Committee Financial Expert.

                      Not applicable.

Item 4.          Principal Accountant Fees and Services.

                      Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                      Not applicable.

Item 6.          Investments.

(a)                 Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                      Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                      Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                      There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

              Renee LaRoche-Morris

              President (Principal Executive Officer)

Date:      July 27, 2020

By:         /s/ James Windels

              James Windels

              Treasurer (Principal Financial Officer)

Date:      July 24, 2020

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)